Transactions with related parties - Impact of transactions and positions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions With Related Parties
Other current financial assets	€ 254	€ 384
Trade and other receivables	10,926	12,873
Other current assets	2,686	3,972
Other non-current financial assets	1,008	1,174
Other non-current assets	1,253	871
Short-term debt	2,882	2,452
Current portion of long-term lease liabilities	849	889
Trade and other payables	12,936	15,545
Other current liabilities	4,872	7,146
Non-current lease liabilities	4,169	4,759
Other non-current liabilities	€ 1,877	€ 1,611
Other current financial assets, Percentage	16.14%	15.63%
Trade and other receivables, Percentage	7.34%	5.47%
Other current assets, Percentage	5.40%	5.51%
Other non-current financial assets, Percentage	75.99%	77.60%
Other non-current assets, Percentage	5.91%	20.78%
Short-term debt, Percentage	1.80%	1.88%
Current portion of long-term lease liabilities, Percentage	6.36%	0.56%
Trade and other payables, Percentage	16.23%	17.13%
Other current liabilities, Percentage	9.28%	2.17%
Non-current lease liabilities, Percentage	2.69%	0.17%
Other non-current liabilities, Percentage	1.23%	1.43%
Sales from operations	€ 43,987	€ 69,881	€ 75,822
Other income and revenues	960	1,160	1,116
Purchases, services and other	(33,551)	(50,874)	(55,622)
Net (impairment losses) reversals of trade and other receivables	(226)	(432)	(415)
Payroll and related costs	(2,863)	(2,996)	(3,093)
Other operating income (expense)	(766)	287	129
Finance income	3,531	3,087	3,967
Finance expense	€ (4,958)	€ (4,079)	€ (4,663)
Sales from operations, Percentage	2.65%	1.79%	1.82%
Other income and revenues, Percentage	3.65%	0.34%	0.72%
Purchases, services and other, Percentage	19.66%	18.03%	14.40%
Net (impairment losses) reversals of trade and other receivables, Percentage	2.65%
Payroll and related costs, Percentage	1.26%	0.93%	0.71%
Other operating (expense) income, Percentage		6.62%
Financial income, Percentage	3.23%	3.11%	2.90%
Financial expense, Percentage	0.52%	0.88%	6.07%
Net cash provided from operating activities	€ 4,822	€ 12,392	€ 13,647
Net cash used in investing activities	(4,587)	(11,413)	(7,536)
Net cash used in financing activities	3,253	(5,841)	(2,637)
Related parties
Transactions With Related Parties
Other current financial assets	41	60
Trade and other receivables	802	704
Other current assets	145	219
Other non-current financial assets	766	911
Other non-current assets	74	181
Short-term debt	52	46
Current portion of long-term lease liabilities	54	5
Trade and other payables	2,100	2,663
Other current liabilities	452	155
Non-current lease liabilities	112	8
Other non-current liabilities	23	23
Sales from operations	1,164	1,248	1,383
Other income and revenues	35	4	8
Purchases, services and other	(6,595)	(9,173)	(8,009)
Net (impairment losses) reversals of trade and other receivables	(6)	28	26
Payroll and related costs	(36)	(28)	(22)
Other operating income (expense)	13	19	319
Finance income	114	96	115
Finance expense	(26)	(36)	(283)
Revenue and other income cash flow	1,199	1,252	1,391
Costs and other expenses cash flow	(5,789)	(6,869)	(5,210)
Other operating (expense) income cash flow	13	19	319
Net change in trade and other receivables and payables	(136)	(839)	683
Net interests cash flow	73	81	110
Net cash provided from operating activities	(4,640)	(6,356)	(2,707)
Capital expenditure in tangible and intangible assets	(842)	(2,332)	(2,768)
Net change in accounts payable and receivable in relation to investments	(370)	(339)	20
Change in financial receivables	(160)	(241)	(566)
Net cash used in investing activities	(1,372)	(2,912)	(3,314)
Change in financial and lease liabilities	164	(817)	16
Net cash used in financing activities	164	(817)	16
Total financial flows to related parties	€ (5,848)	€ (10,085)	€ (6,005)
Net cash used in investing activities, Percentage	29.91%	25.51%	43.98%
Net cash used in financing activities, Percentage	5.04%	13.99%